Filed electronically with the Securities and Exchange Commission on January 9, 2009

                                                               File No. 33-11802
                                                               File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |__|

                         Pre-Effective Amendment No.                        |__|
                        Post-Effective Amendment No. 69                     |x|
                                                     --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      |__|

                               Amendment No. 70                             |x|
                                             --

                             DWS Variable Series II
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                      Caroline Pearson, Assistant Secretary
                             DWS VARIABLE SERIES II
                             ----------------------
                                One Beacon Street
                                Boston, MA 02108
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|__|     Immediately upon filing pursuant to paragraph (b)
|x|      On January 20, 2009 pursuant to paragraph (b)
|__|     60 days after filing pursuant to paragraph (a)(1)
|__|     On _______________ pursuant to paragraph (a)(1)
|__|     75 days after filing pursuant to paragraph (a)(2)
|__|     On _______________ pursuant to paragraph (a)(2)
|__|     On _______________ pursuant to paragraph (a)(3) of Rule 485

         If appropriate, check the following box:

|x| This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE
                                ----------------


This Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (the "Amendment") for DWS Variable Series II (the "Fund") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until January 20, 2009, the effectiveness of Post-Effective Amendment No. 64, which was filed with the Commission on August 8, 2008 (Accession No. 0000088053-08-000797) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and designated an effective date of October 22, 2008. Parts A and B of Post-Effective Amendment No. 64 are incorporated herein by reference.


The Fund is a series fund with 21 series currently established. This post-effective amendment incorporates by reference the Prospectuses and Statements of Additional Information relating to the classes of the following new series of the Fund:

         o        DWS Alternative Asset Allocation Plus VIP - Class A


                              PART A -- PROSPECTUS
                              --------------------


The Prospectus for DWS Alternative Asset Allocation Plus VIP - Class A is incorporated by reference to Part A of Post-Effective Amendment No. 64 to the Fund's Registration Statement filed on August 8, 2008: (Accession No. 0000088053-08-000797).


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION
                  ---------------------------------------------


The Statement of Additional Information for DWS Alternative Asset Allocation Plus VIP - Class A is incorporated by reference to Part B of Post-Effective Amendment No. 64 to the Fund's Registration Statement filed on August 8, 2008:
(Accession No. 0000088053-08-000797).


This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Fund's other series or classes.

                             DWS VARIABLE SERIES II

                                     PART C

                                OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust, dated April 24,
                                            1998. (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement, filed April 28, 1998.)

                   (a)(2)                   Certificate of Amendment of Declaration of Trust, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (a)(3)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 31, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(4)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated July 14, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(5)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated September 29, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement, filed on
                                            October 29, 1999.)

                   (a)(6)                   Redesignation of Series dated May 1, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on
                                            May 1, 2000.)

                   (a)(7)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated January 24, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                   (a)(8)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 28, 2001. (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                   (a)(9)                   Redesignation of Series dated November 29, 2000. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                  (a)(10)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 20, 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)



                                       3

                  (a)(11)                   Certificate of Amendment of Declaration of Trust, dated November 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement, filed on February 15, 2001.)

                  (a)(12)                   Redesignation of Series for SVS Dreman Small Cap Value Portfolio, dated
                                            January 15, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration statement, filed on February 13, 2002.)

                  (a)(13)                   Establishment and Designation of Class of Shares of Beneficial Interest
                                            dated November 28, 2001.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (a)(14)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated January 15, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement, filed on
                                            February 28, 2003.)

                  (a)(15)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            No Par Value Going Forth, dated January 15, 2003.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement,
                                            filed on February 28, 2003.)

                  (a)(16)                   Redesignation of Series of Shares of Beneficial Interest as Scudder High
                                            Income Portfolio, dated September 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (a)(17)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            as Scudder Strategic Income Portfolio, dated January 15, 2003. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                  (a)(18)                   Amended and Restated Establishment and Designation of Classes of Series of
                                            Shares of Beneficial Interest dated March 17, 2004. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement,
                                            filed on April 1, 2004.)

                  (a)(19)                   Redesignation of Series as Scudder Government & Agency Securities Portfolio,
                                            dated March 17, 2004. (Incorporated by reference to Post-Effective Amendment
                                            No. 54 to the Registration Statement.)

                  (a)(20)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated November 12, 2004. (Incorporated by reference to
                                            Post-Effective Amendment No. 56 to the Registration Statement.)

                  (a)(21)                   Redesignation of Series, dated July 20, 2005. (Incorporated by reference to
                                            Post-Effective Amendment No. 58 to the Registration Statement.)

                  (a)(22)                   Redesignation of Series of each portfolio of Scudder Variable Series II, dated December 30, 2005. (Incorporated by reference to Post-Effective
                                            Amendment No. 59 to the Registration Statement.)

                  (a)(23)                   Certificate of Amendment to Declaration of Trust, dated November 16, 2005.
                                            (Incorporated by reference to Post-Effective Amendment No. 59 to the
                                            Registration Statement.)



                                       4

                  (a)(24)                   Redesignation of Series, dated October 1, 2006.  (Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed
                                            April 27, 2007.)

                  (a)(25)                   Redesignation of Series, dated October 31, 2006.  (Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed
                                            April 27, 2007.)

                  (a)(26)                   Redesignation of Series, dated October 31, 2006.  (Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, filed
                                            April 27, 2007.)

                  (a)(27)                   Amended and Restated Establishment and Designation of Series and Classes of
                                            Shares of Beneficial Interest, dated June 2, 2008. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement,
                                            filed December 5, 2008.)

                   (b)(1)                   By-laws.  (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (b)(2)                   Amended By-laws dated November 30, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on
                                            May 1, 2002.)

                   (b)(3)                   Amendment to By-laws, dated November 16, 2005. (Incorporated by reference to
                                            Post-Effective Amendment No. 61 to the Registration Statement, filed April
                                            27, 2007.)

                    (c)                     Text of Share Certificate.  (Incorporated by reference to Post-Effective
                                            Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (d)(1)                   Amended and Restated Investment Management Agreement between the Registrant, on behalf of  DWS Balanced VIP, DWS Blue Chip VIP, DWS Conservative
                                            Allocation VIP, DWS Core Fixed Income VIP, DWS Davis Venture Value VIP, DWS
                                            Dreman High Return Equity VIP, DWS Dreman Small Mid Cap Value VIP, DWS
                                            Global Thematic VIP, DWS Government & Agency VIP, DWS Growth Allocation VIP,
                                            DWS High Income VIP, DWS International Select Equity VIP, DWS Janus Growth &
                                            Income VIP, DWS Mid Cap Growth VIP, DWS Moderate Allocation VIP, DWS Money
                                            Market VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP, DWS
                                            Technology VIP, DWS Turner Mid Cap Growth VIP, and Deutsche Investment
                                            Management Americas Inc., dated May 1, 2008. (Incorporated by reference to
                                            Post-Effective Amendment No. 64 to the Registration Statement, filed on
                                            August 8, 2008.)

                   (d)(2)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Dreman Value Management, L.L.C. dated April 5, 2002, for DWS Dreman High
                                            Return Equity VIP. (Incorporated by reference to Post-Effective Amendment
                                            No. 39 to the Registration Statement, filed on April 30, 2003.)



                                       5

                   (d)(3)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for DWS Dreman
                                            Small Cap Value VIP.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                   (d)(4)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Janus Capital Management L.L.C., dated April 5, 2002, for DWS Janus
                                            Growth and Income VIP.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                   (d)(5)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Turner Investment Partners, Inc., dated April 5, 2002, for DWS Turner
                                            Mid Cap Growth VIP.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                   (d)(6)                   Sub-Advisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management International GmbH dated April 11, 2007 (DWS
                                            Large Cap Value VIP).  (Incorporated by reference to Post-Effective
                                            Amendment No. 63 to the Registration Statement, filed on May 1; 2008.)

                   (d)(7)                   Sub-Advisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management International GmbH dated April 1, 2008 (DWS
                                            Balanced VIP). (Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement, filed on August 8, 2008.)

                   (d)(8)                   Investment Management Agreement between the Registrant, on behalf of DWS
                                            Large Cap Value VIP, dated April 11, 2007.  (Incorporated by reference to
                                            Post-Effective Amendment No. 63 to the Registration Statement, filed on
                                            May 1; 2008.)

                   (e)(1)                   Underwriting and Distribution Services Agreement between Scudder Variable
                                            Series II and Scudder Distributors, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement, filed on February 28, 2003.)

                   (g)(1)                   Form of an Amended and Restated Master Custodian Agreement, dated October
                                            17, 2008, between the Registrant and Brown Brothers Harriman & Co.
                                            (Incorporated by reference to Post-Effective Amendment No. 67 to the
                                            Registration Statement, filed December 5, 2008.)

                   (g)(2)                   Master Custodian Agreement, dated March 22, 2007, between the Registrant and
                                            State Street Bank and Trust Company.  (Incorporated by reference to
                                            Post-Effective Amendment No. 63 to the Registration Statement, filed on
                                            May 1; 2008.)

                   (h)(1)                   Agency Agreement between Scudder Variable Series II and Scudder Investments
                                            Service Company, dated July 1, 2001.  (Incorporated by reference to
                                            Post-Effective Amendment No. 35 to the Registration statement, filed on
                                            February 13, 2002.)



                                       6

                   (h)(2)                   Supplement to Agency Agreement.  (Incorporated by reference to
                                            Post-Effective Amendment No. 24 to the Registration Statement, filed on
                                            April 29, 1999.)

                   (h)(3)                   Second Amendment to the Agency Agreement, dated March 13, 2006.
                                            (Incorporated by reference to Post-Effective Amendment No. 61 to the
                                            Registration Statement, filed April 27, 2007.)

                   (h)(4)                   Amended and Restated Administrative Services Agreement, dated October 1,
                                            2008. (Incorporated by reference to Post-Effective Amendment No. 67 to the
                                            Registration Statement, filed December 5, 2008.)

                   (h)(5)                   Letters of Indemnity to the Scudder Funds dated September 10, 2004; and
                                            Letter of Indemnity to the Independent Directors/Trustees dated September
                                            10, 2004. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement, filed on February 25, 2005.)

                   (h)(6)                   Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS
                                            Scudder Distributors, Inc. and certain financial intermediaries is filed herein.

                   (h)(7)                   Form of Expense Limitation Agreement between the Registrant on behalf of DWS
                                            Conservative Allocation VIP, DWS Core Fixed Income VIP, DWS Davis Venture
                                            Value VIP, DWS Dreman High Return Equity VIP, DWS Global Thematic VIP, DWS
                                            Government & Agency VIP, DWS Growth Allocation VIP, DWS Mid Cap Growth VIP,
                                            DWS Moderate Allocation VIP, DWS Money Market VIP and DWS Strategic Income
                                            VIP, and Deutsche Investment Management Americas Inc. is filed herein.

                    (i)                     Inapplicable.

                    (j)                     Inapplicable.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                   (m)(1)                   Master Distribution Plan for Class B Shares, as approved on November 28,
                                            2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement, filed on April 30, 2003.)

                   (m)(2)                   Supplement to Master Distribution Plan for Class B Shares, as approved on
                                            January 15, 2003 for Scudder Strategic Income Portfolio.  (Incorporated by
                                            reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                   (n)(1)                   Plan Pursuant to Rule 18f-3 as approved on November 28, 2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                   (p)(1)                   Code of Ethics for Deutsche Asset Management - U.S., dated January 1, 2008.
                                            (Incorporated by reference to Post-Effective Amendment No. 62 to the
                                            Registration Statement, filed on February 15, 2008.)



                                       7

                   (p)(2)                   Code of Ethics for Turner Investment Partners, Inc. dated July 10, 2003.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement, filed on April 1, 2004.)

                   (p)(3)                   Code of Ethics for Dreman Value Management, L.L.C. (Incorporated by
                                            reference to Post-Effective Amendment No. 45 to the Registration Statement,
                                            filed on April 1, 2004.)

                   (p)(4)                   Janus Ethics Rules, as revised February 19, 2008, for Janus Capital Group.
                                            (Incorporated by reference to Post-Effective Amendment No. 63 to the
                                            Registration Statement, filed on May 1; 2008.)

                   (p)(5)                   Code of Ethics, dated December 1, 2005, for Aberdeen Asset Management Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 58 to the
                                            Registration Statement.)

                   (p)(6)                   Consolidated Code of Ethics (All Funds). (Incorporated by reference to
                                            Post-Effective Amendment No. 59 to the Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                           1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                           2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                           3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                           4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                           5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Philipp Hensler                Director, Chairman of the Board and CEO   None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY 10154

         Jason Vazquez                  Vice President and AML Compliance Officer Anti-Money Laundering
         345 Park Avenue                                                          Compliance Officer
         New York, NY 10154



                                       11

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Caroline Pearson               Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Anjie LaRocca                  Assistant Secretary                       None
         345 Park Avenue
         New York, NY 10154

         (c)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of the Registrant's investment advisor, Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154; at the offices of the Registrant's principal underwriter, DWS Investments Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; or, in the case of records concerning custodial functions, at the offices of either of the custodians: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts or Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts; or, in the case of records concerning transfer agency functions, at the offices of State Street Bank and Trust Company and of the shareholder service agent DWS Investments Services Company, 210 W. 10th Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of January 2009.

                                         DWS VARIABLE SERIES II

                                          By:  /s/Michael G. Clark
                                               -------------------
                                              Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Michael G. Clark
 -------------------------------------
 Michael G. Clark*                          President                                    January 8, 2009

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        January 8, 2009

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      January 8, 2009

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      January 8, 2009

 /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Chairperson and Trustee                      January 8, 2009

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      January 8, 2009

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                           Vice Chairperson and Trustee                 January 8, 2009

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      January 8, 2009

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      January 8, 2009

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Trustee                                      January 8, 2009

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      January 8, 2009

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      January 8, 2009

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      January 8, 2009

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      January 8, 2009

 /s/Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      January 8, 2009

*By:     /s/Caroline Pearson
         ------------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as filed on October 22, 2008 in Post-Effective Amendment No. 65 to the Registrant's Registration Statement; and as filed on May 1, 2008 in Post-Effective Amendment No. 63 to the Registrant's Registration Statement.

                                                               File No. 33-11802
                                                               File No. 811-5002



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 69
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 70

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             DWS VARIABLE SERIES II

                             DWS VARIABLE SERIES II

                                  EXHIBIT INDEX

                                     (h)(6)

                                     (h)(7)